Financial Instruments (Details) - Schedule of remaining contractual maturities	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Weighted average interest rate [Member]
Non-derivatives
Trade payables, percentage
Other payables, percentage
Government liabilities, percentage
1 year or less [Member]
Non-derivatives
Trade payables	$ 299,289		$ 214,778
Other payables	1,309,557		936,677
Government liabilities
Total non-derivatives	1,608,846		1,151,455
Between 1 and 2 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities
Total non-derivatives
Between 2 and 5 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities
Total non-derivatives
Over 5 years [Member]
Non-derivatives
Trade payables
Other payables
Government liabilities	6,084		5,175
Total non-derivatives	6,084		5,175
Remaining contractual maturities [Member]
Non-derivatives
Trade payables	299,289	$ 203,321	214,778
Other payables	1,309,557	889,644	936,677
Government liabilities	6,084	4,133	5,175
Total non-derivatives	$ 1,614,930	$ 1,097,099	$ 1,156,630